Columbia Contrarian Core Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Contrarian Core Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 12.5%
Entertainment 3.3%
Electronic Arts, Inc.	753,942	108,401,781
Take-Two Interactive Software, Inc.(a)	834,276	188,779,973
Walt Disney Co. (The)	1,543,452	174,471,814
Total		471,653,568
Interactive Media & Services 7.9%
Alphabet, Inc., Class A	1,836,128	315,336,623
Alphabet, Inc., Class C	1,494,378	258,303,237
Meta Platforms, Inc., Class A	724,930	469,384,926
Pinterest, Inc., Class A(a)	3,374,457	104,979,357
Total		1,148,004,143
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc.	756,905	183,322,391
Total Communication Services		1,802,980,102
Consumer Discretionary 8.4%
Automobiles 1.3%
Tesla, Inc.(a)	516,609	178,984,354
Broadline Retail 6.1%
Amazon.com, Inc.(a)	2,967,224	608,310,593
eBay, Inc.	3,775,124	276,225,823
Total		884,536,416
Textiles, Apparel & Luxury Goods 1.0%
lululemon athletica, Inc.(a)	202,644	64,171,275
NIKE, Inc., Class B	487,024	29,508,784
Tapestry, Inc.	700,892	55,055,067
Total		148,735,126
Total Consumer Discretionary		1,212,255,896
Consumer Staples 3.0%
Consumer Staples Distribution & Retail 1.3%
Walmart, Inc.	1,841,394	181,782,416
Household Products 1.4%
Procter & Gamble Co. (The)	1,217,037	206,762,416
Personal Care Products 0.3%
Coty, Inc., Class A(a)	8,533,855	42,071,905
Total Consumer Staples		430,616,737
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp.	1,456,029	199,039,164
ConocoPhillips Co.	1,377,903	117,604,021
EOG Resources, Inc.	1,185,522	128,712,124
Total		445,355,309
Total Energy		445,355,309
Financials 15.6%
Banks 5.6%
Bank of America Corp.	6,475,584	285,767,522
JPMorgan Chase & Co.	1,226,658	323,837,712
Wells Fargo & Co.	2,726,693	203,902,102
Total		813,507,336
Capital Markets 4.3%
Blackrock, Inc.	231,562	226,905,288
Charles Schwab Corp. (The)	2,223,235	196,400,580
Morgan Stanley	602,806	77,177,252
S&P Global, Inc.	235,596	120,827,765
Total		621,310,885
Consumer Finance 1.0%
American Express Co.	468,758	137,838,290
Financial Services 3.6%
Block, Inc., Class A(a)	2,053,458	126,801,032
MasterCard, Inc., Class A	289,752	169,678,771
Visa, Inc., Class A	616,131	225,004,880
Total		521,484,683
Insurance 1.1%
Aon PLC, Class A	412,349	153,426,816
Total Financials		2,247,568,010
Health Care 10.4%
Biotechnology 2.5%
AbbVie, Inc.	392,862	73,115,547
Amgen, Inc.	108,271	31,201,537
BioMarin Pharmaceutical, Inc.(a)	1,303,400	75,688,438
Vertex Pharmaceuticals, Inc.(a)	391,948	173,260,613
Total		353,266,135

Columbia Contrarian Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Contrarian Core Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	1,261,293	168,483,519
Boston Scientific Corp.(a)	1,807,931	190,302,817
Cooper Cos, Inc. (The)(a)	934,991	63,841,185
Zimmer Biomet Holdings, Inc.	1,245,583	114,805,385
Total		537,432,906
Health Care Providers & Services 1.7%
Elevance Health, Inc.	459,578	176,404,419
Henry Schein, Inc.(a)	1,061,247	74,276,678
Total		250,681,097
Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc.	251,096	101,146,491
Pharmaceuticals 1.8%
Eli Lilly & Co.	357,430	263,665,388
Total Health Care		1,506,192,017
Industrials 9.4%
Aerospace & Defense 3.8%
Boeing Co. (The)(a)	1,121,992	232,611,381
General Electric Co.	363,195	89,313,283
Lockheed Martin Corp.	176,353	85,069,160
RTX Corp.	1,030,262	140,610,158
Total		547,603,982
Electrical Equipment 1.3%
Eaton Corp. PLC	287,288	91,989,618
GE Vernova, Inc.	189,082	89,432,004
Total		181,421,622
Ground Transportation 2.4%
Uber Technologies, Inc.(a)	2,166,958	182,371,186
Union Pacific Corp.	747,211	165,626,790
Total		347,997,976
Industrial Conglomerates 1.1%
Honeywell International, Inc.	675,420	153,097,451
Machinery 0.3%
Parker-Hannifin Corp.	74,696	49,650,431
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.5%
Amentum Holdings, Inc.(a)	34,532	713,425
Jacobs Solutions, Inc.	567,629	71,691,543
Total		72,404,968
Total Industrials		1,352,176,430
Information Technology 31.9%
Electronic Equipment, Instruments & Components 1.3%
CDW Corp.	318,734	57,486,864
TE Connectivity PLC	812,754	130,097,533
Total		187,584,397
IT Services 1.2%
Accenture PLC, Class A	336,862	106,724,619
Okta, Inc.(a)	681,596	70,320,259
Total		177,044,878
Semiconductors & Semiconductor Equipment 11.2%
Applied Materials, Inc.	433,982	68,026,678
Broadcom, Inc.	1,173,396	284,043,970
Lam Research Corp.	1,437,806	116,160,347
NVIDIA Corp.	7,809,539	1,055,303,005
ON Semiconductor Corp.(a)	2,218,044	93,202,209
Total		1,616,736,209
Software 12.3%
Adobe, Inc.(a)	311,632	129,355,327
Intuit, Inc.	290,644	218,991,535
Microsoft Corp.	2,673,202	1,230,635,273
Palo Alto Networks, Inc.(a)	350,270	67,398,953
Synopsys, Inc.(a)	261,346	121,259,317
Total		1,767,640,405
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	3,667,736	736,664,776
Dell Technologies, Inc.	1,072,952	119,387,369
Total		856,052,145
Total Information Technology		4,605,058,034
Columbia Contrarian Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Contrarian Core Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.8%
Chemicals 0.8%
International Flavors & Fragrances, Inc.	997,165	76,342,952
Sherwin-Williams Co. (The)	126,000	45,210,060
Total		121,553,012
Total Materials		121,553,012
Real Estate 1.2%
Real Estate Management & Development 0.3%
CoStar Group, Inc.(a)	496,830	36,546,815
Specialized REITs 0.9%
American Tower Corp.	603,330	129,504,784
Total Real Estate		166,051,599
Utilities 1.9%
Multi-Utilities 1.9%
DTE Energy Co.	995,005	135,967,433
Public Service Enterprise Group, Inc.	1,700,705	137,808,126
Total		273,775,559
Total Utilities		273,775,559
Total Common Stocks (Cost $7,466,340,266)		14,163,582,705

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(b),(c)	248,956,968	248,882,281
Total Money Market Funds (Cost $248,860,841)		248,882,281
Total Investments in Securities (Cost: $7,715,201,107)		14,412,464,986
Other Assets & Liabilities, Net		17,343,527
Net Assets		14,429,808,513
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	317,176,242	2,099,164,892	(2,167,423,889)	(34,964)	248,882,281	9,979	8,250,401	248,956,968
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Contrarian Core Fund  | 2025

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3QT133_08_R01_(07/25)